                          MARTIN CURRIE BUSINESS TRUST
                            OPPORTUNISTIC EAFE FUND








                                  ANNUAL REPORT

                                 APRIL 30, 1999




















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                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                      PROFILE AT APRIL 30, 1999

OBJECTIVE                     Long term capital appreciation through active
                              management of a diversified portfolio of international equities outside the USA and Canada.

LAUNCH DATE                   July 1, 1994

FUND SIZE                     $213.9m

PERFORMANCE                   Total return from May 1, 1998 through April 30,
SINCE LAUNCH                  1999

                              - MCBT - Opportunistic EAFE (excluding
                                all transaction fees)                     +7.9%
                              - MCBT - Opportunistic EAFE (including
                                all transaction fees)                     +6.3%
                              - The Morgan Stanley Capital
                                International EAFE Index                  +9.8%

                              Annualized total return from July 1, 1994 through April 30, 1999

                              - MCBT - Opportunistic EAFE (excluding all
                                transaction fees)                        +10.0%
                              - MCBT - Opportunistic EAFE (including all
                                transaction fees)                         +9.6%
                              - The Morgan Stanley Capital
                                International EAFE Index                  +9.1%


                                      [GRAPH]


(a)   Commencement of investment operations.

Performance shown is net of all fees after reimbursement from the Manager. Returns and net asset values of fund investments will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been waived during the period shown. Each performance figure including all transaction fees assumes purchase at the beginning and redemption at the end of the stated period and is calculated using an offering price which reflects a transaction fee of 75 basis points on purchase and 75 basis points on redemption. Transaction fees are paid to the Fund to cover trading costs. Past performance is not indicative of future performance.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                      PROFILE AT APRIL 30, 1999


PORTFOLIO                     Over the 12 months to April 30 1999, the MSCI EAFE
COMMENTS                      index rose by 9.8%. Our fund's total return rose
                              by 7.9% during the same period, leaving it 128/565 in the Lipper rankings. These figures disguise extreme volatility.

                              In the face of slow growth, continental European stock markets fell back. We reduced our exposure to the region. And, through acquisitions such as Accor (FRANCE) or BASF (GERMANY), we made the portfolio less defensive. But our main emphasis remains on stocks which are benefiting from corporate restructuring.

                              Supported by corporate activity, the UK equity market moved ahead. We bought new holdings in BP Amoco, SmithKline Beecham and British Telecommunications. And to participate in the consumer recovery, we added Scottish & Newcastle. Smaller companies have rallied and corporate activity has affected every sector.

                              In JAPAN, the stock market and currency
                              strengthened as we increased our weighting. We added domestic stocks to our list of predominantly blue-chip exporters. Smaller companies, to which we have some exposure, have recovered. New holdings include Fujitsu (information services) and Mitsui Marine and Fire. Of the Japanese assets, 25% remain hedged against the US dollar.

                              Supported by stronger currencies and falling interest rates, Asian markets continue to recover. Initially through the more liquid markets of SINGAPORE and HONG KONG, we increased our exposure to the region in late 1998. We added property companies City Developments in Singapore, and Cheung Kong and Henderson Land in Hong Kong.

                              The recovery in Asia has been felt particularly by smaller markets. Through BRAZIL and MEXICO, we added to Latin America again. Buying Orbotech (manufacturing), we established new positions in ISRAEL, while we went back into SOUTH AFRICA with Anglo American (diversified holding company) and Nedcor (banking). We also made successful purchases in EMERGING EUROPE, such as Hellenic Telecom.

                              OUTLOOK

                              Economic conditions look more robust than they did at the turn of the year. The concerted cuts in interest rates in the fourth quarter are likely to give western economies a `soft landing'. Corporate restructuring and foreign buying has seen Japan off its lows. In an environment of more stable currencies and interest rates, smaller markets will prosper. But the rally in bond yields is probably past its best. While there is clear value in smaller companies and some cyclical sectors, the economic environment is subdued enough to favour marketable companies with quality earnings.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                      PROFILE AT APRIL 30, 1999


INVESTMENT                    All funds are managed on a team basis with a
MANAGER PROFILE               named director heading each team.

                              James Fairweather, Chief Investment Officer, oversees the management of the MCBT Opportunistic EAFE Fund.

                              James Fairweather spent three years with Montague Loebl Stanley & Co as an institutional sales and economics assistant. He moved into Eurobond sales for 18 months with Kleinwort Benson before joining Martin Currie in 1984. He has worked in our Far East, North American and continental European investment teams. Appointed director in 1987, James became head of our continental European team in 1992. Chairman of the international strategy group, he was appointed Deputy Chief Investment Officer in 1994 with overall responsibility for our investments in emerging markets. James was promoted to Chief Investment Officer in 1997.

                              The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                      PROFILE AT APRIL 30, 1999



ASSET ALLOCATION
     (% of net assets)


                                    [GRAPH]

LARGEST HOLDINGS
BY REGION/COUNTRY                                                  % OF NET ASSETS
              EUROPE

              Mannesmann                            (Germany)              2.7
              Cie Generale des Eaux                 (France)               2.6
              Nokia Oyj                             (Finland)              2.2

              JAPAN

              NTT Mobile Communications                                    1.5
              Sony                                                         1.2

              PACIFIC BASIN

              Brambles Industries Limited           (Australia)            0.6
              Westpac Banking Corporation Limited   (Australia)            0.6

              LATIN AMERICA

              Grupo Financiero Bancomer, SA de CV   (Mexico)               0.5

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                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1999

                                                                SHARES           VALUE
COMMON AND PREFERRED STOCKS, RIGHTS, WARRANTS AND
      CONVERTIBLE NOTES - 99.3%
AFRICA - 0.2%
   SOUTH AFRICA - 0.2%
         ANGLO AMERICAN CORPORATION                              4,323      $         223,077
         NEDCOR LIMITED                                         10,000                218,570
                                                                               --------------

            TOTAL SOUTH AFRICA - (COST $384,366)                                      441,647
                                                                               --------------

TOTAL AFRICA - (COST  $384,366)                                                       441,647
                                                                               --------------

EUROPE - 70.2%
   FINLAND - 2.1%
         NOKIA OYJ                                              59,694              4,600,282
                                                                               --------------

            TOTAL FINLAND - (COST $2,257,513)                                       4,600,282
                                                                               --------------

   FRANCE - 11.8%
         ACCOR SA                                               12,101              3,189,483
         AXA                                                    29,493              3,807,313
         CAP GEMINI SA                                           8,852              1,353,127
         CIE GENERALE DES EAUX                                  24,029              5,612,455
         ELF AQUITAINE *                                        13,840              2,149,225
         PROMODES                                                  911                577,428
         PSA PEUGEOT CITROEN                                    13,598              2,255,294
         SOCIETE GENERALE                                       16,242              2,906,574
         TOTAL SA                                               25,046              3,429,034
                                                                               --------------

            TOTAL FRANCE - (COST $20,651,217)                                      25,279,933
                                                                               --------------

   GERMANY - 11.7%
         ALLIANZ AG                                              6,222              1,981,736
         BASF AG                                                64,365              2,818,401
         BAYERISCHE MOTOREN WERKE                                1,780              1,274,906
         BAYERISCHE MOTOREN WERKE, PREFERRED                       376                264,738
         BAYERISCHE VEREINSBANK                                 36,548              2,382,194
         HOECHST AG                                             70,320              3,331,730
         MANNESMANN                                             44,049              5,798,058
         METRO AG                                               35,757              2,583,721
         PREUSSAG AG                                            30,537              1,606,513
         SIEMENS AG                                             39,118              2,892,698
                                                                               --------------

            TOTAL GERMANY - (COST $20,996,823)                                     24,934,695
                                                                               --------------

   GREECE - 0.2%
         ALPHA CREDIT BANK PLC                                    4,710               336,210
         HELLENIC TELECOMMUNICATION ORGANIZATION SA (OTE)         7,000               162,395
                                                                               --------------

            TOTAL GREECE - (COST $347,918)                                            498,605
                                                                               --------------

   IRELAND - 0.9%
         BANK OF IRELAND                                         97,495             1,951,731
                                                                               --------------

            TOTAL IRELAND - (COST $2,009,220)                                       1,951,731
                                                                               --------------


See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1999

                                                                SHARES           VALUE
EUROPE - CONTINUED
   ITALY - 5.1%
         ASSICURAZIONI GENERALI                                 61,627        $     2,399,037
         INSTITUTO BANCARIO SAN PAOLO DI TORINO                187,177              2,807,820
         TELECOM ITALIA SPA                                    340,660              3,623,924
         UNICREDITO ITALIANO SPA                               392,569              1,990,608
                                                                               --------------

            TOTAL ITALY - (COST $10,691,788)                                       10,821,389
                                                                               --------------

   NETHERLANDS - 4.7%
         AEGON NV                                               27,250              2,612,412
         ING GROEP NV                                           20,320              1,251,471
         KONINKLIJKE AHOLD NV                                   74,367              2,761,430
         VERENIGD BEZIT VNU NV                                  50,125              2,028,064
         WOLTERS KLUWER NV                                      31,428              1,367,862
                                                                               --------------

            TOTAL NETHERLANDS - (COST $9,246,458)                                  10,021,239
                                                                               --------------

   SPAIN - 4.1%
         ARGENTARIA SA                                          83,150              1,955,311
         BANCO SANTANDER CENTRAL HISPANO SA *                  148,693              3,229,550
         TELEFONICA SA                                          74,094              3,471,404
         TELEFONICA SA, RIGHTS 5/20/1999 *                      64,857                 60,293
                                                                               --------------

            TOTAL SPAIN - (COST $8,143,846)                                         8,716,558
                                                                               --------------

   SWEDEN - 1.7%
         ASTRAZENECA GROUP PLC                                  44,939              1,752,392
         FORENINGSSPARBANKEN AB, SERIES A                       86,000              1,885,741
                                                                               --------------

            TOTAL SWEDEN - (COST $3,948,380)                                        3,638,133
                                                                               --------------

   SWITZERLAND - 4.4%
         NOVARTIS                                                2,800              4,098,053
         ROCHE HOLDING AG                                          230              2,704,464
         SWISSCOM AG                                             7,100              2,606,017
                                                                               --------------

            TOTAL SWITZERLAND - (COST $9,925,071)                                   9,408,534
                                                                               --------------

   UNITED KINGDOM - 23.5%
         ALLIED ZURICH AG                                      137,000              1,816,029
         ASTRAZENECA GROUP PLC                                  45,550              1,785,010
         BP AMOCO PLC                                          154,000              2,923,329
         BRITISH SKY BROADCASTING GROUP PLC                    167,000              1,464,158
         BRITISH TELECOMMUNICATIONS PLC                         87,000              1,452,752
         CABLE & WIRELESS                                      219,050              3,137,995
         GENERAL ELECTRIC                                      146,050              1,545,975
         GKN                                                   157,600              2,689,965
         GLAXO WELLCOME                                        115,080              3,410,079
         LADBROKE                                              485,140              2,331,578
         LAND SECURITIES                                       134,580              1,765,548
         LASMO                                                 427,014              1,099,100
         LLOYDS TSB                                            156,400              2,521,039
         MARKS & SPENCER                                       134,190                920,152


See notes to financial statements.

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                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1999

                                                                SHARES           VALUE
EUROPE - CONTINUED
   UNITED KINGDOM - CONTINUED
         MCKECHNIE                                             119,840        $       861,756
         NATIONAL WESTMINSTER BANCORP                           85,370              2,053,154
         RECKITT & COLMAN                                       83,018                985,607
         ROYAL BANK OF SCOTLAND GROUP                           68,710              1,622,636
         SCOTTISH & NEWCASTLE PLC                              115,000              1,433,754
         SCOTTISH POWER                                        285,910              2,354,910
         SHELL TRANSPORT & TRADING                             356,180              2,670,118
         SMITHKLINE BEECHAM PLC                                164,000              2,168,656
         SMITHS INDUSTRIES                                     133,218              2,057,355
         UNILEVER                                              233,546              2,075,772
         VODAFONE GROUP PLC                                    126,000              2,320,871
         WASSALL                                               209,943                847,716
                                                                               --------------

            TOTAL UNITED KINGDOM - (COST $42,101,393)                              50,315,014
                                                                               --------------

TOTAL EUROPE - (COST  $130,319,627)                                               150,186,113
                                                                               --------------

JAPAN - 19.2%
         BRIDGESTONE CORPORATION                                50,000              1,339,809
         CANON                                                  68,000              1,662,703
         FAMILYMART COMPANY                                     15,000                709,680
         FUJI PHOTO FILM                                        38,000              1,435,103
         FUJITSU LIMITED                                       143,000              2,448,794
         HITACHI                                               275,000              2,008,039
         HONDA MOTOR                                            45,000              1,982,080
         ITO - YOKADO                                           24,000              1,473,120
         JAPAN TOBACCO INCORPORATED                                 77                773,740
         KAO CORPORATION                                        79,000              2,004,438
         KUBOTA CORPORATION                                    313,000                888,520
         MABUCHI MOTOR                                          12,000                931,502
         MARUI                                                  79,000              1,310,493
         MITSUI MARINE AND FIRE INSURANCE COMPANY LIMITED      160,000                886,954
         NTT MOBILE COMMUNICATIONS                                  55              3,223,916
         PROMISE                                                15,000                854,128
         RISO KAGAKU                                            12,400                591,861
         ROHM                                                   21,000              2,532,239
         SANWA INTERNATIONAL FINANCE, PREFERRED            123,000,000              1,169,025
         SECOM COMPANY LIMITED                                  24,000              2,343,326
         SHIN - ETSU CHEMICAL                                   67,950              2,162,201
         SONY                                                   28,200              2,632,976
         TAISHO PHARMACEUTICAL                                  38,000              1,167,811
         TOPPAN PRINTING                                       161,000              1,935,991
         YAMANOUCHI PHARMACEUTICAL                              81,000              2,563,892
                                                                               --------------

            TOTAL JAPAN - (COST  $32,317,444)                                      41,032,341
                                                                               --------------

LATIN AMERICA - 2.3%
   ARGENTINA - 0.2%
         YPF SOCIEDAD ANONIMA, ADR                               9,500                399,000
                                                                               --------------

            TOTAL ARGENTINA - (COST $298,756)                                         399,000
                                                                               --------------


See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1999

                                                                SHARES           VALUE
LATIN AMERICA - CONTINUED
   BRAZIL - 0.5%
         PETROLEO BRASILIEIRO SA, ADR                           70,000        $     1,102,500
                                                                               --------------

            TOTAL BRAZIL - (COST $835,316)                                          1,102,500
                                                                               --------------

   MEXICO - 1.6%
         DESC SA DE CV, ADR                                     23,000                569,250
         GRUPO FINANCIERO BANCOMER, SA DE CV                 3,200,000              1,111,689
         GRUPO TELEVISA SA, GDR *                               27,000              1,107,000
         TELEFONOS DE MEXICO SA, ADR                             7,000                530,250
                                                                               --------------

            TOTAL MEXICO - (COST $2,539,512)                                        3,318,189
                                                                               --------------

TOTAL LATIN AMERICA - (COST  $3,673,584)                                            4,819,689
                                                                               --------------

MIDDLE EAST - 0.2%
   ISRAEL - 0.2%
         ORBOTECH LIMITED *                                     10,500                504,000
                                                                               --------------

            TOTAL ISRAEL - (COST $430,639)                                            504,000
                                                                               --------------

TOTAL MIDDLE EAST - (COST  $430,639)                                                  504,000
                                                                               --------------

OTHER AREAS - 1.0%
   OTHER AREAS - 0.3%
         TB FINANCE (CAYMAN) LIMITED, 2.750%,
            CONVERTIBLE 10/1/2004                     (Y)  106,000,000                707,924
                                                                               --------------

            TOTAL OTHER AREAS - (COST $724,056)                                       707,924
                                                                               --------------

TOTAL OTHER AREAS - (COST  $724,056)                                                  707,924
                                                                               --------------

INVESTMENT COMPANIES - 0.7%
         INDIAN OPPORTUNITIES FUND (A)*                         98,911                944,600
         NEAR EAST OPPORTUNITIES FUND (B)*                      35,000                544,950
                                                                               --------------

            TOTAL INVESTMENT COMPANIES - (COST $1,557,391)                          1,489,550
                                                                               --------------

TOTAL OTHER AREAS - (COST  $2,281,447)                                              2,197,474
                                                                               --------------

PACIFIC BASIN - 6.2%
   AUSTRALIA - 2.6%
         BRAMBLES INDUSTRIES LIMITED                            40,900              1,201,847
         FOSTERS BREWING GROUP LIMITED                         370,000              1,079,288
         NEWS CORPORATION LIMITED                               28,000                234,651
         TELSTRA CORPORATION LIMITED                           220,000              1,193,797
         WESTPAC BANKING CORPORATION LIMITED                   163,500              1,248,150
         WOOLWORTHS LIMITED                                    191,500                608,280
                                                                               --------------

            TOTAL AUSTRALIA - (COST $5,155,995)                                     5,566,013
                                                                               --------------


See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1999

                                                                SHARES           VALUE
PACIFIC BASIN - CONTINUED
   HONG KONG - 1.9%
         CHEUNG KONG (HOLDINGS) LIMITED                         77,000        $       700,361
         CHINA TELECOM (HONG KONG) LIMITED                     221,000                504,670
         CLP HOLDINGS LIMITED                                      100                    537
         DAO HENG BANK GROUP LIMITED                           131,000                532,383
         HENDERSON LAND DEVELOPMENT COMPANY LIMITED             81,000                490,117
         HONG KONG TELECOMMUNICATIONS LIMITED                  198,800                533,485
         HUTCHISON WHAMPOA                                      76,300                684,150
         SWIRE PACIFIC LIMITED                                  99,000                555,606
                                                                               --------------

            TOTAL HONG KONG - (COST $3,441,355)                                     4,001,309
                                                                               --------------

   PHILIPPINES - 0.0%
         BELLE CORPORATION, WARRANTS 10/6/2000 *               800,000                  1,736
                                                                               --------------

            TOTAL PHILIPPINES - (COST $0)                                               1,736
                                                                               --------------

   SINGAPORE - 1.2%
         CITY DEVELOPMENTS LIMITED                              88,000                586,217
         OVERSEAS CHINESE BANK CORPORATION, FOREIGN             24,000                224,960
         OVERSEAS UNION BANK LIMITED, FOREIGN                  151,000                774,450
         SINGAPORE AIRLINES LIMITED, FOREIGN                    98,000                901,256
                                                                               --------------

            TOTAL SINGAPORE - (COST $1,632,307)                                     2,486,883
                                                                               --------------

   SOUTH KOREA - 0.2%
         SHINHAN BANK, GDR                                      17,810                425,659
                                                                               --------------

            TOTAL SOUTH KOREA - (COST $352,389)                                       425,659
                                                                               --------------

   TAIWAN - 0.3%
         TAIWAN AMERICAN FUND (B)*                              48,700                679,852
                                                                               --------------

            TOTAL TAIWAN - (COST $758,360)                                            679,852
                                                                               --------------

TOTAL PACIFIC BASIN - (COST  $11,340,406)                                          13,161,452
                                                                               --------------

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS, WARRANTS AND
      CONVERTIBLE NOTES - (COST  $180,747,513) o                                  212,342,716
                                                                               --------------

                                                                PRINCIPAL
                                                                 AMOUNT
SHORT TERM INVESTMENT - 2.1%
         STATE STREET BANK AND TRUST COMPANY REPURCHASE
            AGREEMENT, 4.250%, 5/3/1999 (C)               $  4,591,000              4,591,000
                                                                               --------------

TOTAL SHORT TERM INVESTMENT - (COST  $4,591,000)                                    4,591,000
                                                                               --------------

TOTAL INVESTMENTS - (COST  $185,338,513) - 101.4%                                 216,933,716
CASH, RECEIVABLES AND OTHER ASSETS, LESS LIABILITIES - (1.4)%                      (3,068,651)
                                                                               --------------

NET ASSETS - 100.0%                                                            $  213,865,065
                                                                               --------------
                                                                               --------------


See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                                        SCHEDULE OF INVESTMENTS
                                                                 APRIL 30, 1999

*          Non-income producing security.
(Y)        Reflected at par and denominated in Japanese yen.
(a) The Indian Opportunities Fund is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(b) Martin Currie Investment Management Ltd., which is affiliated to Martin Currie Inc., provides investment management services to the Taiwan American and Near East Opportunities Funds. Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.
(c) The repurchase agreement, dated 4/30/1999, $4,591,000 par due 5/3/1999, is collateralized by United States Treasury Notes, 6.250%, due 2/15/2007 with a market value of $4,687,679.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows: Aerospace 1.0%, Air Travel 0.4%, Automobiles 3.3%, Banks 12.6%, Brewery 1.2%, Broadcasting 1.2%, Chemicals 5.2%, Commercial Services 0.6%, Computer Services 0.6%, Conglomerates 0.3%, Diversified 5.6%, Drugs & Health Care 9.2%, Electric Utilities 1.1%, Electrical Equipment 3.2%, Electronics 4.0%, Financial Services 2.2%, Food & Beverages 1.6%, Hotels & Restaurants 2.6%, Household Products 1.4%, Industrial Machinery 4.4%, Insurance 6.3%, Investment Companies 1.0%, Manufacturing 0.4%, Miscellaneous 1.0%, Oil & Gas 6.4%, Photography 1.4%, Publishing 2.6%, Real Estate 1.7%, Retail 1.8%, Retail Trade 1.7%, Telecommunications 11.0%, Telephone 1.9%, Tobacco 0.4%.

ADR        American Depositary Receipts.
GDR        Global Depositary Receipts.














See notes to financial statements.

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                                                   MCBT OPPORTUNISTIC EAFE FUND
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                                            STATEMENT OF ASSETS AND LIABILITIES
                                                                 APRIL 30, 1999


ASSETS

     Investments in securities, at value (cost $180,747,513) (Note B)        $     212,342,716

     Investments in repurchase agreements, at value (Note B)                         4,591,000
                                                                             -----------------

          Total Investments                                                        216,933,716

     Cash                                                                                  875

     Foreign currency, at value (cost $1,911,041) (Note B)                           1,909,903

     Receivable for investments sold                                                 6,793,943

     Receivable for currency sold                                                      129,204

     Receivable for forward currency contracts (Note B)                                 17,650

     Dividend and interest receivable                                                  512,076

     Foreign tax reclaims receivable                                                   189,998

     Prepaid insurance expense                                                               6

     Deferred organization expense (Note B)                                                439
                                                                             -----------------

          TOTAL ASSETS                                                             226,487,810
                                                                             -----------------

LIABILITIES

     Payable to custodian bank for foreign currency settlements                      4,986,437

     Payable for investments purchased                                               7,124,265

     Payable for currency purchased                                                    129,191

     Management fee payable (Note C)                                                   320,085

     Administration fee payable (Note C)                                                 8,739

     Trustees fees payable (Note C)                                                      3,585

     Accrued expenses and other liabilities                                             50,443
                                                                             -----------------

          TOTAL LIABILITIES                                                         12,622,745
                                                                             -----------------

TOTAL NET ASSETS                                                             $     213,865,065
                                                                             -----------------
                                                                             -----------------

COMPOSITION OF NET ASSETS:

     Paid-in-capital                                                         $     174,093,229

     Undistributed net investment income                                             1,146,244

     Accumulated net realized gain on investment and foreign currency transactions   7,026,831

     Net unrealized appreciation on investment and foreign currency transactions    31,598,761
                                                                             -----------------

TOTAL NET ASSETS                                                             $     213,865,065
                                                                             -----------------
                                                                             -----------------

NET ASSET VALUE PER SHARE                                                    $           13.49
($213,865,065 / 15,852,476 shares of beneficial interest outstanding)        -----------------
                                                                             -----------------

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                              FOR THE YEAR ENDED APRIL 30, 1999


INVESTMENT INCOME

     Interest income                                                         $         304,424

     Dividend income                                                                 3,078,533

     Foreign taxes withheld                                                           (366,815)
                                                                             -----------------

          TOTAL INVESTMENT INCOME                                                    3,016,142
                                                                             -----------------

EXPENSES

     Management fee (Note C)                                                         1,148,111

     Custodian fee                                                                     246,655

     Administration fee (Note C)                                                       119,757

     Audit fee                                                                          24,999

     Legal fees                                                                         18,937

     Transfer agent fee                                                                  7,318

     Trustees fees (Note C)                                                              7,300

     Amortization of deferred organization expenses (Note B)                             2,548

     Miscellaneous expenses                                                             28,732
                                                                             -----------------

          TOTAL EXPENSES                                                             1,604,357
                                                                             -----------------

NET INVESTMENT INCOME                                                                1,411,785
                                                                             -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY

     Net realized gain on investments                                               11,196,185

     Net realized gain on foreign currency transactions                                903,970

     Net unrealized appreciation on:

          Investments                                                                1,056,622

          Foreign currency transactions                                                206,000
                                                                             -----------------

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                           13,362,777
                                                                             -----------------


NET INCREASE IN NET ASSETS FROM OPERATIONS                                   $      14,774,562
                                                                             -----------------
                                                                             -----------------


See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Year                Year
                                                                                    Ended               Ended
                                                                                April 30, 1999      April 30, 1998
                                                                                --------------      --------------
NET ASSETS at beginning of year                                                 $   159,362,284     $   120,649,807
                                                                                ---------------     ---------------

INCREASE IN NET ASSETS FROM OPERATIONS:

     Net investment income                                                            1,411,785           1,449,358

     Net realized gain on investment transactions                                    11,196,185          11,993,175

     Net realized gain (loss) on foreign currency transactions                          903,970            (465,273)

     Net unrealized appreciation (depreciation) on:

          Investments                                                                 1,056,622          15,312,088

          Foreign currency transactions                                                 206,000            (190,193)
                                                                                ---------------     ---------------

     Net increase in net assets from operations                                      14,774,562          28,099,155
                                                                                ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                                           (1,261,524)         (1,634,448)

     Net realized gains                                                              (8,700,165)         (4,504,920)
                                                                                ---------------     ---------------

     Total distributions                                                             (9,961,689)         (6,139,368)
                                                                                ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:

     Net proceeds from sales of shares                                               65,935,613          14,186,364

     Reinvestment of dividends and distributions to shareholders                      8,591,028           5,801,630

     Cost of shares repurchased                                                     (25,412,041)         (3,331,509)

     Paid in capital from subscription and redemption fees                              575,308              96,205
                                                                                ---------------     ---------------

     Total increase in net assets from capital share transactions                    49,689,908          16,752,690
                                                                                ---------------     ---------------

NET INCREASE IN NET ASSETS                                                           54,502,781          38,712,477
                                                                                ---------------     ---------------

NET ASSETS at end of year (includes undistributed net investment                $   213,865,065     $   159,362,284
     income (loss) of $1,146,244 and $(173,999), respectively)                  ---------------     ---------------
                                                                                ---------------     ---------------

OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

     Shares sold                                                                      5,165,192           1,082,176

     Shares issued in reinvestment of distributions to shareholders                     667,005             492,917

     Less shares repurchased                                                         (1,952,430)           (258,152)
                                                                                ---------------     ---------------

     Net share transactions                                                           3,879,767           1,316,941
                                                                                ---------------     ---------------
                                                                                ---------------     ---------------

See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD



                                                         Year           Year           Year           Year        July 1, 1994*
                                                         Ended          Ended          Ended          Ended          through
                                                     April 30, 1999 April 30, 1998 April 30, 1997 April 30, 1996  April 30, 1995
                                                     -------------- -------------- -------------- -------------- ---------------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                  $    13.310    $    11.320    $    11.250     $     9.860   $      10.000
                                                      -----------    -----------    -----------     -----------     -----------


Net investment income                                       0.192          0.095          0.134           0.314           0.055

Net realized and unrealized gain (loss) on investment

      and foreign currency transactions                     0.786          2.462          0.286           1.239          (0.323)
                                                      -----------    -----------    -----------     -----------     -----------

Total from investment operations                            0.978          2.557          0.420           1.553          (0.268)
                                                      -----------    -----------    -----------     -----------     -----------

Less distributions:

      Net investment income                                (0.106)        (0.153)        (0.229)         (0.167)          0.000

      In excess of net investment income                    0.000          0.000         (0.127)         (0.023)          0.000

      Net realized gains                                   (0.728)        (0.422)         0.000           0.000           0.000
                                                      -----------    -----------    -----------     -----------     -----------

      Total distributions                                  (0.834)        (0.575)        (0.356)         (0.190)          0.000
                                                      -----------    -----------    -----------     -----------     -----------

Paid in capital from subscription and

      redemption fees (Note B)                              0.036          0.008          0.006           0.027           0.128
                                                      -----------    -----------    -----------     -----------     -----------


Net asset value, end of period                        $    13.490    $    13.310    $    11.320     $    11.250     $     9.860
                                                      -----------    -----------    -----------     -----------     -----------
                                                      -----------    -----------    -----------     -----------     -----------



TOTAL INVESTMENT RETURN (1) (2)                              7.92%         23.33%          3.85%          16.17%          (1.40)%
-----------------------                               -----------    -----------    -----------     -----------     -----------
                                                      -----------    -----------    -----------     -----------     -----------


RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period                            $213,865,065   $159,362,284   $120,649,807    $108,295,237     $72,660,677

Operating expenses, net, to average

           net assets (Note C)                               0.96%          0.96%          0.98%           1.00%           1.00%(3)

Operating expenses, gross, to average

           net assets (Note C)                               0.96%          0.96%          0.98%           1.05%           1.37%(3)

Net investment income to average net assets                  0.85%          1.08%          0.90%           1.46%           1.32%(3)

Portfolio turnover rate                                        82%            63%            49%             37%             39%

Per share amount of fees waived (Note C)             $       0.000  $      0.000   $      0.000    $      0.012     $     0.015

-----------------------------------------------------------------------------------------------------------------------------------

*     Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2)   Periods less than one year are not annualized.
(3)   Annualized.


See notes to financial statements.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers five funds which have differing investment objectives and policies: Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Opportunistic EAFE Fund (the "Fund") commenced investment operations on July 1, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)

FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had the following open forward foreign currency contract at April 30, 1999:

                                                                                            Unrealized
                         Delivery Date    Local Currency   Face Amount        Value         Appreciation
                         -------------    --------------   -----------        -----         ------------
     Japanese Yen (sell)  July 6, 1999    1,160,489,220    $ 9,823,000     $   9,805,350    $   17,650

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 0.75% of the amount invested and a redemption fee on cash redemptions of 0.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the year ended April 30, 1999, $391,940 was collected in purchase premiums and $183,368 was collected in redemption fees.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. On December 28, 1998, the Fund declared a long term capital gain distribution of $8,550,013, representing $0.716 per share.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 0.70% of the Fund's average net assets.

The Investment Manager has voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 1.00% of the Fund's average net assets on an annualized basis. For the year ended April 30, 1999, it was not necessary for the Investment Manager to waive any of its fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the year ended April 30, 1999 were $184,467,179 and $132,389,824, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at April 30, 1999, were as follows:

                       IDENTIFIED                    GROSS UNREALIZED                NET UNREALIZED
                          COST                APPRECIATION   (DEPRECIATION)           APPRECIATION
                    ---------------           ------------   --------------          ---------------
                    $  186,310,561           $  34,425,626   $   (3,802,471)         $    30,623,155

NOTE E - PRINCIPAL SHAREHOLDERS
As of April 30, 1999, there was one shareholder who owned greater than 10% of the Fund's outstanding shares, representing 19% of the Fund.

                                                   MCBT OPPORTUNISTIC EAFE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

-------------------------------------------------------------------------------

ADDITIONAL FEDERAL TAX INFORMATION - (UNAUDITED)
The Fund intends to make an election under Internal Revenue Code 853 to pass through foreign taxes paid by the Fund to its shareholders. During the year ended April 30, 1999, the total amount of foreign taxes that will be passed through to the shareholders and the foreign source income for information reporting purposes will be $366,815 (of the total $366,815 taxes withheld) and $3,036,427, respectively.

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        ---------------------------------




To the Trustees and Shareholders of the
Martin Currie Business Trust - Opportunistic EAFE Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Opportunistic EAFE Fund (the "Fund") at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
June 24, 1999

                          MARTIN CURRIE BUSINESS TRUST


                              --------------------



                              TRUSTEES AND OFFICERS

                   C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                            Simon D. Eccles, TRUSTEE
                         Patrick R. Wilmerding, TRUSTEE
                 Colin Winchester, VICE PRESIDENT AND TREASURER
                         J. Grant Wilson, VICE PRESIDENT
                          Julian M.C. Livingston, CLERK

                              * INTERESTED TRUSTEE

                              --------------------



                               INVESTMENT MANAGER

                               Martin Currie, Inc.
                                  Saltire Court
                                20 Castle Terrace
                                Edinburgh EH1 2ES
                                     Scotland
                               011-44-131-229-5252

                                Regulated by IMRO

                   Registered Investment Adviser with the SEC

                              --------------------



-------------------------------------------------------------------------------

    The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Private Placement Memorandum which contains important information concerning the Fund and its current offering of shares.

-------------------------------------------------------------------------------